Capital Assets (Impairment) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Tangible Asset Impairment Charges [Abstract]
Impaired Capital Asset, Details	Impairment Certain processing equipment previously employed at a construction and demolition processing facility in Canada has been identified as having no future use for the Company. A combination of factors led to this conclusion, including the available market for the end product generated by the processing equipment, coupled with the Company’s inability to successfully operate the equipment at an acceptable rate of return, which was partially attributable to the supply of wood waste materials in the market of operation. The Company estimated the fair value of the processing equipment at its estimated proceeds from sale less cost to sell. The resulting impairment loss is $4,066 which was recorded to amortization expense on the statement of operations and comprehensive income or loss for the year ended December 31, 2014. To estimate the equipment’s fair value, the Company solicited quotes and information from third parties who are in the business of removing and disposing of machinery of this kind.
Impaired Capital Asset, Amount	$ 4,066,000